Agreements	12 Months Ended
Dec. 31, 2017
Agreements [Abstract]
Agreements
Note 21 -	Agreements

A.	The Group companies have operating lease agreements for land, property cellular sites, real estate, and vehicles used by them. The minimum future contractual rental payments during the next five years, calculated according to the rental fees in effect as at December 31, 2017, are as follows:

	Real estate	Vehicles	Total
Year ended December 31,	NIS	NIS	NIS
2018	222	88	310
2019	213	74	287
2020	165	48	213
2021	86	-	86
2022	50	-	50
2023 onwards	74	-	74
	810	210	1,020

B.	In 2017, DBS signed an agreement with Spacecom Communications Ltd. (“Spacecom”), which is controlled by a controlling shareholder of the Company, with an amendment to the addendum to the existing agreement between the parties of November 4, 2013 for the receipt of satellite segments in Spacecom’s satellites (“the Agreement”), the principles of which are as follows:

The Agreement is valid until December 31, 2028 (the same term as of the 2013 Agreement), subject to the options for early termination set out below.

DBS will receive the following space segments: (A) Amos 3 satellite; (B) Amos 7 satellite, in which Spacecom holds the right to lease space segments; (C) Amos 8 satellite - a new satellite that is expected to serve DBS when it becomes operational.

In the contract period (subject to events of unavailability and until the end of the lifespan of Amos 3, which is expected in 2026), DBS is expected to use 12 space segments from two different satellites, according to the division in the agreement. The agreement also establishes the positioning of backup space segments in the contract period, under the terms and within the limitations in the agreement.

The overall nominal cost for the entire contract period is estimated at US$ 263 and represents an average annual cost of US$ 21.9, subject to discounts and reimbursements set out in the agreement.

The agreement stipulates the right to early termination without cause, subject to advance notice of 12 months and payment of the consideration in accordance with the prescribed mechanism. The agreement also stipulates the right to early termination due to a delay in the entry into force of the agreement for construction of Amos 8, and the right to early termination at the end of the lifespan of Amos 3 due to non-availability of Amos 8, without payment of compensation and under the conditions set out in the agreement.

In March 2018, Bezeq’s audit committee and Board of Directors approved the agreement between DBS and Spacecom with the amendment to the 2017 agreement, whereby in the period from April 2018 up to September 2018 (and for an additional year, if the parties agree to this), instead of one of the space sections leased by DBS from Spacecom in the Amos 3 satellite, DBS will lease a section on the Amos 7 satellite. For this exchange, DBS is entitled to a monthly discount of US$ 80 thousand in the interim period. As at the reporting date, the amendment has not yet been signed.

For information about the agreement with Spacecom, see Note 30 regarding the agreements with related parties.

C.	In October 2016, the new agreement with Apple Distribution International (“Apple”) came into effect for the acquisition and distribution of iPhones. In accordance with the agreement, Pelephone is required to purchase a minimum number of iPhones for an additional three years at the prices in effect at the manufacturer at the actual purchase date.

D.	Pelephone has obligations as of December 31, 2017 amounting to NIS 147 (as at December 31, 2016, NIS 71) to acquire terminal equipment.

E.	Pelephone utilizes Ericsson infrastructure equipment for its UMTS/HSPA and LTE networks. Pelephone has multi-annual agreements for maintenance, support and upgrade of software for the UMTS/HSPA network and an agreement for deployment of the 4G network (LTE) with Ericsson, and Pelephone believes that it could be dependent on Ericsson for network support and its expansion.

F.	As at December 31, 2017, DBS has agreements for the acquisition of broadcast rights. In 2017, expenses for consumption of broadcast rights acquired by DBS amounted to NIS 342.

G.	For information about agreements for the acquisition of broadcasting rights by DBS, see Note 11. For information about agreements for the purchase of fixed assets, see Note 9 above.

H.	On January 21, 2018, Bezeq signed an agreement for the sale of a real estate asset in the Sakia complex for a total consideration of NIS 497, plus VAT, which may increase up to NIS 550, if the purchaser, in accordance with its right under the agreement, postpones the date of payment of up to two thirds of the consideration until December 31, 2022. Bezeq is expected to record a capital gain on the date on which the conditions for recognition of the sale of the asset are fulfilled in accordance with accounting principles. The final amount of the capital gain depends on the fees and levies that will apply to Bezeq for the sale of an asset.

I.	For agreement to issue private debentures in 2018, see Note 13 below.

J.	For information about transactions with related parties, see Note 30.